Other Results of Operations Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Results Of Operations Information [Abstract]
Interest on fixed maturity investments	$ 30,996,000	$ 22,148,000	$ 26,784,000
Dividend income	18,359,000	3,654,000	3,944,000
Other investment income	608,000	1,153,000	1,349,000
Income related to Fortescue's Pilbara project (see Note 6)	214,455,000	149,257,000	66,079,000
Gain on sale of Las Cruces		383,369,000
Gain on forgiveness of debt	81,848,000
Gains on sale of real estate and other assets, net of costs	2,115,000	2,559,000	12,767,000
Income related to settlement of insurance claims		106,000	5,272,000
Gain related to lawsuits and other settlements	141,000	3,446,000	10,453,000
Gain on buyback of debt			6,693,000
Government grants reimbursement	5,366,000	11,143,000
Rental income	11,126,000	12,417,000	14,149,000
Winery revenue	38,161,000	23,569,000	20,735,000
Other	27,836,000	36,525,000	39,675,000
Total investments and other income	431,011,000	649,346,000	207,900,000
Taxes other than income or payroll	19,760,000	19,965,000	17,947,000
Advertising cost	11,282,000	10,161,000	9,233,000
Research and development costs	$ 22,152,000	$ 5,476,000	$ 3,525,000